Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K of the Exchange Act (“Item 402(v)”) and provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO NEOs (collectively, the “Other NEO’s”) as presented in the Summary Compensation Table on page 32, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures. The below tables and disclosures do not necessarily reflect value actually realized by the NEO’s or how the Compensation Committee evaluates compensation decisions in light of the Company’s performance or individual performance. For further information concerning the Company’s pay-for-performance philosophy and how our Compensation Committee aligns executive compensation with Company performance, refer to the section titled “Compensation Discussion and Analysis.”

The table below presents information on the compensation of our PEO and our other NEO’s in comparison to certain performance metrics for Fiscal Year 2023, Fiscal Year 2022, and Fiscal Year 2021. Net Income (Loss) is a metric used by the Compensation Committee when setting executive compensation, although it is not the only metric used. The use of the term “compensation actually paid” is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table.

					Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEO's (3)	Average Compensation Actually Paid for Non-PEO NEO's (4)	Total Shareholder Return ("TSR") (5)	Peer Group Total Shareholder Return (6)	Net (Loss) Income Attributable to VOXX International Corporation (In Thousands) (7)	Adjusted EBITDA (In Thousands) (8)
2023	$1,027,332	$871,774	$702,173	$746,344	$211.67	$133.13	$(28,576)	$8,595
2022	1,726,147	248,517	955,537	429,190	198.70	142.64	(22,333)	39,946
2021	1,867,791	10,916,955	1,047,369	1,938,590	383.89	127.99	26,767	48,086

(1) Mr. Lavelle was our PEO for all years shown. The amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2) The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable years. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our PEO during each year shown:

PEO	2023	2022	2021
Summary compensation table (SCT) total for CEO	$1,027,332	$1,726,147	$1,867,791
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	-	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	14,940	(902,630)	8,761,249
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(170,498)	(575,000)	287,915
- fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ dividends or other earnings paid during applicable fiscal year prior to vesting date	-	-	-
+ excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to PEO	$871,774	$248,517	$10,916,955

(3) The amounts reported represent the average of the amounts reported for the Company’s NEO’s as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. For Fiscal Years 2021, 2022, and 2023, the Company’s non-PEO NEO’s were Charles M. Stoehr, Loriann Shelton, Oscar Bernardo, T. Paul Jacobs, and John J. Shalam.

(4) The amounts reported represent the average “compensation actually paid” to the NEO’s other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEO’s as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Non-PEO NEO's	2023	2022	2021
Summary compensation table (SCT) total for Non-PEO NEO's	$702,173	$955,537	$1,047,369
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	22,309	(23,919)	102,961
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	21,312	(256,646)	738,065
+ vesting date fair value of equity awards granted and vested in the covered year	105	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	445	(245,782)	50,195
- fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ dividends or other earnings paid during applicable fiscal year prior to vesting date	-	-	-
+ excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to Non-PEO NEO's	$746,344	$429,190	$1,938,590

(5) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and at the beginning of the measurement period by the Company’s share price at the beginning of the measurement period, calculated in accordance with Item 201(e) of Regulation S-K. The Company did not pay any dividends during the last three fiscal years.

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consists of the following companies within the Standard Industrial Classification Code 5065 - Electronic Parts and Equipment, Not Elsewhere Classified: Arrow Electronics Inc., Avnet Inc., Eaco Corp., First America Resources Corp., India Globalization Capital Inc., Ituran Location and Control Ltd., Orbital Infrastructure Group Inc., Richardson Electronics Ltd., Simply Inc., Taitron Components Inc., TE Connectivity Ltd., Tessco Technologies Inc., and Universal Security Instruments Inc.

(7) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(8) The Company’s Selected Measure is Adjusted EBITDA. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Adjusted EBITDA, which is one of the measures used to determine annual cash incentive compensation for our PEO and certain NEO’s, to be the most important performance measure used by the Company to link compensation actually paid to the PEO and NEO’s for Fiscal Years 2021 through 2023 to Company performance. For a reconciliation of Adjusted EBITDA to net (loss) income please see the discussion of reconciling items below under “Tabular List of Performance Measures.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]

(1) Mr. Lavelle was our PEO for all years shown. The amounts reported are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(3) The amounts reported represent the average of the amounts reported for the Company’s NEO’s as a group (excluding our PEO), in the “Total” column of the Summary Compensation Table in each applicable year. For Fiscal Years 2021, 2022, and 2023, the Company’s non-PEO NEO’s were Charles M. Stoehr, Loriann Shelton, Oscar Bernardo, T. Paul Jacobs, and John J. Shalam.

Peer Group Issuers, Footnote [Text Block]

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose consists of the following companies within the Standard Industrial Classification Code 5065 - Electronic Parts and Equipment, Not Elsewhere Classified: Arrow Electronics Inc., Avnet Inc., Eaco Corp., First America Resources Corp., India Globalization Capital Inc., Ituran Location and Control Ltd., Orbital Infrastructure Group Inc., Richardson Electronics Ltd., Simply Inc., Taitron Components Inc., TE Connectivity Ltd., Tessco Technologies Inc., and Universal Security Instruments Inc.

PEO Total Compensation Amount	$ 1,027,332	$ 1,726,147	$ 1,867,791
PEO Actually Paid Compensation Amount	$ 871,774	248,517	10,916,955
Adjustment To PEO Compensation, Footnote [Text Block]

(2) The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable years. In accordance with Item 402(v) of Regulation S-K, below are the adjustments made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to arrive at compensation actually paid to our PEO during each year shown:

PEO	2023	2022	2021
Summary compensation table (SCT) total for CEO	$1,027,332	$1,726,147	$1,867,791
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	-	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	14,940	(902,630)	8,761,249
+ vesting date fair value of equity awards granted and vested in the covered year	-	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(170,498)	(575,000)	287,915
- fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ dividends or other earnings paid during applicable fiscal year prior to vesting date	-	-	-
+ excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to PEO	$871,774	$248,517	$10,916,955

Non-PEO NEO Average Total Compensation Amount	$ 702,173	955,537	1,047,369
Non-PEO NEO Average Compensation Actually Paid Amount	$ 746,344	429,190	1,938,590
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(4) The amounts reported represent the average “compensation actually paid” to the NEO’s other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEO’s as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Non-PEO NEO's	2023	2022	2021
Summary compensation table (SCT) total for Non-PEO NEO's	$702,173	$955,537	$1,047,369
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	22,309	(23,919)	102,961
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	21,312	(256,646)	738,065
+ vesting date fair value of equity awards granted and vested in the covered year	105	-	-
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	445	(245,782)	50,195
- fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	-	-	-
+ dividends or other earnings paid during applicable fiscal year prior to vesting date	-	-	-
+ excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to Non-PEO NEO's	$746,344	$429,190	$1,938,590

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid Versus Net Income (Loss)

The graph below reflects the relationship between the PEO and the average Non-PEO NEO’s compensation actually paid and the Company’s net income (loss) for the fiscal years ended February 28, 2021, February 28, 2022, and February 28, 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid Versus Adjusted EBITDA

The graph below reflects the relationship between the PEO and the average Non-PEO NEO’s compensation actually paid and the Company’s Adjusted EBITDA for the fiscal years ended February 28, 2021, February 28, 2022, and February 28, 2023.

Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid Versus Company TSR and Peer Group TSR

The graph below reflects the relationship between the PEO and the average Non-PEO NEO’s compensation actually paid and both the Company’s cumulative TSR and peer group TSR (assuming an initial fixed investment of $100 for the fiscal years ended February 28, 2021, February 28, 2022, and February 28, 2023). TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. The Company did not pay any dividends during the last three fiscal years.

Tabular List [Table Text Block]

As required by the SEC rules, the Company has determined the following as its most important measures used to link compensation actually paid to our PEO and non-PEO NEO’s to Company performance for Fiscal 2023, which are the only financial performance measures used to link compensation actually paid to Company performance for Fiscal 2023.

Net Income
Adjusted EBITDA
Applicable subsidiary EBITDA

Total Shareholder Return Amount	$ 211.67	198.70	383.89
Peer Group Total Shareholder Return Amount	133.13	142.64	127.99
Net Income (Loss)	$ (28,576,000)	$ (22,333,000)	$ 26,767,000
Company Selected Measure Amount	8,595,000	39,946,000	48,086,000
PEO Name	Mr. Lavelle	Mr. Lavelle	Mr. Lavelle
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Applicable subsidiary EBITDA
PEO [Member] | -/+ Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,940	$ (902,630)	$ 8,761,249
PEO [Member] | -/+ Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(170,498)	(575,000)	287,915
Non-PEO NEO [Member] | + Year-End Fair Value of Equity Awards Granted in the Covered Year That Were Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,309	(23,919)	102,961
Non-PEO NEO [Member] | -/+ Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Are Outstanding and Unvested as of the Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,312	(256,646)	738,065
Non-PEO NEO [Member] | + Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105
Non-PEO NEO [Member] | -/+ Year-Over-Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 445	$ (245,782)	$ 50,195